Business Combination - Schedule of Fair Value of Assets Acquired and Liabilities Assumed (Details) - Successor [Member] $ in Thousands	Mar. 15, 2018 USD ($)
Cash	$ 9,188
Receivables	14,768
Inventories	124,354
Prepaid expenses and other	4,055
Property and equipment	73,642
Intangible assets	68,200
Other assets	200
Total assets acquired	294,407
Accounts payable, accrued expenses and other current liabilities	26,527
Floor plan notes payable	95,663
Financing liability	56,000
Deferred tax liability	20,370
Long-term debt	8,781
Total liabilities assumed	207,341
Net assets acquired	$ 87,066